Income Taxes (Tables)	12 Months Ended
Dec. 31, 2025
Income Taxes [Abstract]
Schedule of Income Tax Expense Determined at the U.S. Federal Income Tax Rate

A reconciliation of the income tax expense determined at the U.S. federal income tax rate to the Company’s actual income tax expense is as follows:

	For Year Ended December 31,
	2023	2024	2025
	US$	US$	US$
Loss before income tax expense	(6,120)	(5,886)	(6,454)
U.S. federal income tax rate	21%	21%	21%
Income tax benefit computed at the applicable tax rate	(1,285)	(1,236)	(1,355)
Expenses not deductible	555	726	5
Effect of differences in corporate income tax rates	(60)	(216)	(324)
Change in valuation allowance	790	726	1,674
Income tax expense	—	—	—

Schedule of Deferred Tax Assets

The Group’s deferred tax assets on December 31, 2025 and 2024 were as follows:

	As of December 31, 2024	As of December 31, 2025
	US$	US$
Deferred tax assets	3,755	5,428
Less: valuation allowance	(3,755)	(5,428)
Deferred tax assets, net	—	—

Schedule of Roll-Forward of the Valuation Allowance

The following represents a roll-forward of the valuation allowance：

	For the years ended December 31,
	2023	2024	2025
	US$	US$	US$
Beginning balance	2,238	3,029	3,755
charge to tax expense in current year	790	726	1,674
Ending balance	3,029	3,755	5,428